Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	32,741,778	5,436,000
Common stock, shares outstanding	32,741,778	5,436,000